FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2020
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

10. FAIR VALUE MEASUREMENT

Measured at fair value on a recurring basis

The Company measures financial instruments held, at fair value and long-term available-for-sale securities on a recurring basis.

The fair value of the Company’s financial instruments held, at fair value are determined based on the quoted market price (Level 1).

The Group measured the fair value of its long-term available-for-sale securities using market approach and discounted cash flow approach, and considered those as Level 3 measurement because the Group used unobservable inputs to determine their fair values. The unobservable inputs were discounts for lack of marketability for such market approach and discount rates for discounted cash flow approach as of December 31, 2019. As of December 31, 2020, recent transaction price was used for market approach and discounted cash flow approach was not adopted. Significant increases or decreases in any of those inputs in isolation would result in a significant change in fair value measurement.

10. FAIR VALUE MEASUREMENT (Continued)

Measured at fair value on a recurring basis (Continued)

As of December 31, 2019 and 2020, information about inputs for the fair value measurements of the Group’s assets that were measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

	As of December 31, 2019
	Quoted
	prices in
	active	Significant
	markets for	other	Significant
	identical	observable	unobservable
	instruments	inputs	inputs	Total
	(Level 1)	(Level 2)	(level 3)	balance
	US$	US$	US$	US$
Financial instruments held, at fair value
ETFs	9,096,579	—	—	9,096,579
US T-bill	5,527,192	—	—	5,527,192
Corporate bonds	257,469	—	—	257,469
Accrued expenses and other current liabilities	158,900	—	—	158,900
Long‑term available‑for‑sale securities	—	—	3,980,806	3,980,806
Total	15,040,140	—	3,980,806	19,020,946

	As of December 31, 2020
	Quoted
	prices in
	active	Significant
	markets for	other	Significant
	identical	observable	unobservable
	instruments	inputs	inputs	Total
	(Level 1)	(Level 2)	(level 3)	balance
	US$	US$	US$	US$
Financial instruments held, at fair value
Funds	283,764	—	—	283,764
Corporate bonds	263,750	—	—	263,750
Stock	15,022	—	—	15,022
Long‑term available‑for‑sale securities	—	—	3,924,051	3,924,051
Total	562,536	—	3,924,051	4,486,587

10. FAIR VALUE MEASUREMENT (Continued)

Measured at fair value on a non-recurring basis

The movements of Level 3 fair value measurements for the years ended December 31, 2019 and 2020 are as follows:

US$
As of January 1, 2019	932,251
Additions during the year	3,060,113
Net unrealized gains	(11,558)
As of December 31, 2019	3,980,806
Additions during the year	—
Net unrealized gains	94,223
Impairment	(150,978)
As of December 31, 2020	3,924,051

As of December 31, 2019, the unrealized losses of US$11,558 was recognized as an offset of other income in the consolidated statements of comprehensive (loss) income. As of December 31, 2020, the unrealized gains included US$50,442 recognized in other income and US$60,000 recognized in other comprehensive income (loss) in the consolidated statements of comprehensive income (loss), respectively.

The Group measures the equity securities without readily determinable fair value at fair value on a nonrecurring basis whenever there is an impairment indicator or any changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. The Group recognized nil, US$755,524 and US$150,978 impairment loss related to the long-term equity securities without readily determinable fair value as an offset of other income for the years ended December 31, 2018, 2019 and 2020.

The Group measured the value of its share options and restricted share units granted to employees and management at fair value to determine the share-based compensation expenses on each of the grant date. The fair value was determined using models with significant unobservable inputs (Level 3 inputs).

The Group measures goodwill at fair value on a nonrecurring basis and performs a goodwill impairment test annually or more often if event occur or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carry amount. The Group measured acquired intangible assets using the income approach-discounted cash flow method when events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. The Group did not recognize any impairment loss related to other intangible assets arising from acquisitions during the years ended December 31, 2019 and 2020. The fair value of goodwill is determined using discounted cash flows, and an impairment loss will be recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. The Group did not recognize any impairment loss related to goodwill during the years ended December 31, 2019 and 2020.